FAIR VALUE (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
		Aug. 31, 2014	Feb. 28, 2013	Feb. 28, 2018		Feb. 28, 2017		Feb. 29, 2016	Aug. 31, 2016	Aug. 31, 2015	Oct. 31, 2014	Jan. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Payments to Acquire Long-term Investments				$ 196,558,758		$ 65,340,812		$ 118,590,246
Fair Value Of Investment				6,250,878				1,265,852
Available-for-sale Securities, Noncurrent, Total				322,777,769		235,675,844		188,790,669
Gain (Loss) on Sale of Investments, Total				9,025,511		0		211,818
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities, Total				1,803,607		6,047,689
Goodwill and Intangible Asset Impairment				357,762		0		0
Third Party Technology Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long Term Investments Ownership Interest Acquired		4.76%
Payments to Acquire Long-term Investments		$ 5,000,000
Fair Value Of Investment				274,711		0
Baby Tree Inc [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Noncurrent, Total				121,624,368	[1]	98,216,000	[1]					$ 23,475,000
Available For Sale Securities Changes In Fair Value Of Investments				26,192,398		72,799,000
Gain (Loss) on Sale of Investments, Total	[2]			3,043,589		0		0
Guokr Corporation Limited [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Noncurrent, Total				15,745,000	[3]	15,745,000	[3]				$ 15,000,000
Available For Sale Securities Changes In Fair Value Of Investments				0		0
Third Party Private Companies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available For Sale Securities Changes In Fair Value Of Investments				1,321,739		743,478
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities, Total				1,803,607		6,047,689		$ 1,564,200
A Third-Party Online Education Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long Term Investments Ownership Interest Acquired			16.85%
Payments to Acquire Long-term Investments			$ 3,080,000
Gain (Loss) on Sale of Investments, Total				5,846,737
Changing Education Inc. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Noncurrent, Total	[4]			93,571,000		65,623,000
Available For Sale Method Investment Ownership Percentage										30.00%
Available For Sale Securities Changes In Fair Value Of Investments				12,948,000		1,400,256
Changing Education Inc. [Member] | Series D Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Noncurrent, Total				15,000,000
Changing Education Inc. [Member] | Series C Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Payments to Acquire Long-term Investments						12,171,744
Available-for-sale Securities, Noncurrent, Total						17,861,744
Changing Education Inc. [Member] | Ordinary Shares [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Noncurrent, Total						4,825,000
Ximalaya [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available For Sale Securities Changes In Fair Value Of Investments				5,722,345		0
Ximalaya [Member] | Series C Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Noncurrent, Total									$ 9,466,249
Know Box Limited [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Noncurrent, Total	[5]			20,627,000		4,660,307
Available For Sale Securities Changes In Fair Value Of Investments				5,372,745		$ 0
Know Box Limited [Member] | Series A Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Payments to Acquire Long-term Investments				4,660,307
Know Box Limited [Member] | Series B And C Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Payments to Acquire Long-term Investments				$ 10,197,365

[1]	In January 2014, the Group acquired minority equity interests in BabyTree Inc. by purchasing its Series E convertible redeemable preferred shares with a total cash consideration of $23,475,000. BabyTree Inc. is an online parenting community and an online retailer of maternity and kids products. The fair value change of the investment was an increase of $72,799,000 and $26,192,398 in fiscal years 2017 and 2018, respectively. In fiscal year 2018, the Group sold part of the equity interest in Babytree Inc. to Gongying Fund and recognized $3,043,589 disposal gain.
[2]	As disclosed in Note 14(a)(3), the Group sold part of equity interest in Babytree Inc. to Gongying Fund and recognized $3,043,589 disposal gain.
[3]	In October 2014, the Group acquired minority equity interests in Guokr Corporation Limited by purchasing its Series C convertible redeemable preferred shares with a total cash consideration of $15,000,000. Guokr Corporation Limited was incorporated in the Cayman Islands and is an open and diverse interest community that provides interesting science and technology content. The fair value change of the investment was both $nil in fiscal years 2017 and 2018, respectively.
[4]	In April and August 2015, the Group acquired 30% equity interest in aggregate in Changing, which operates a customer-to-customer mobile tutoring platform in China. The equity interest was acquired through the Group's purchase of its Series B+ and Series C convertible redeemable preferred shares. In fiscal year 2017, the Group entered into agreements with Changing and its founders to a) Purchase a portion of ordinary shares from one of Changing’s founders with cash consideration of $4,825,000. Immediately after, Changing replaced these ordinary shares held by the Group with Series B+ convertible redeemable preferred shares at no additional costs. b) Surrender a portion of Series C convertible redeemable preferred shares to Changing in exchange for the Guangzhou Tutoring, which was previously disposed in fiscal year 2016. Please refer to Note 3 and Note 15 for details. c) Purchase a portion of Series C convertible redeemable preferred shares of Changing with total cash consideration of $17,861,744, of which $12,171,744 was paid in fiscal year 2017. The above three transactions were discrete and separately accounted for. In fiscal year 2018, the Group acquired minority equity interests in Changing by purchasing its Series D convertible redeemable preferred shares with a total cash consideration of $15,000,000. An increase of change in fair value of the investment in Changing amounted to $1,400,256 and $12,948,000 in fiscal years 2017 and 2018, respectively.
[5]	In July 2015, the Group acquired minority equity interests in Know Box Limited, an online platform for the interaction between teachers and students, by purchasing its Series A convertible redeemable preferred shares with a total cash consideration of $4,660,307. During the fiscal year 2018, the Group acquired additional minority equity interests in Know Box Limited by purchasing its Series B and C convertible redeemable preferred shares with a total cash consideration of $10,197,365. The fair value change of the investment was an increase of $nil and $5,372,745 in fiscal years 2017 and 2018, respectively.